Borrowings and Lines of Credit (Narrative) (Details) (USD $)			12 Months Ended
	Dec. 31, 2013	Dec. 31, 2012	Dec. 31, 2013 Revolving Credit Agreement [Member]	Dec. 31, 2013 Multicurrency Revolving Credit Agreement [Member]
Notes to Consolidated Financial Statements [Abstract]
Aggregate Line of Credit Facility Maximum Borrowing Capacity	$ 4,000,000,000
Maximum Commercial Paper Borrowing Authority	4,000,000,000
Short Term Debt Weighted Average Interest Rate	1.80%	0.90%
Short Term Line of Credit Facilities Remaining Borrowing Capacities	1,400,000,000
Line of Credit Facility [Line Items]
Line of Credit Facility, Amount Outstanding			0	0
Line of Credit Facility, Expiration Date			Nov. 30, 2016
Line of Credit Facility, Maximum Borrowing Capacity			$ 2,000,000,000	$ 2,000,000,000